Stockholders’ Equity (Deficit) and Stock-Based Compensation - Restricted Stock Units, Narrative (Details) - Restricted Stock Units (RSUs) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense not yet recognized	$ 79.9	$ 85.1
Weighted-average recognition period	3 years 6 months 30 days	3 years 9 months 22 days